LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

January 15, 1997

Dear Shareholder:

The six months ended November 30, 1996 saw U.S. stocks continue their record-setting pace. Indeed, results from the national election that left the balance of power in Washington unchanged helped the S&P 500 to climb 7.6% in November, its strongest one-month advance in five years.

We are pleased to report that The JPM Institutional Selected U.S. Equity Fund provided a solid absolute return of 11.56% for this period. While the Fund's performance trails the 14.38% return posted over the the same period by the Fund's benchmark, the S&P 500, it exceeded the 11.40% return provided by its competitors as measured by the Lipper Equity Growth and Income Fund Average. We feel it should be noted that the Fund's benchmark is an unmanaged index whose performance does not include fees or operating expenses and is not available to individual and/or institutional investors.

The Fund's investment strategy seeks to add long-term value for shareholders by relying on Morgan's proprietary research in order to identify undervalued large cap stocks. We believe it is this actively managed approach to U.S. large cap stocks that has enabled the Fund to provide shareholders with an average annual total return of 14.85% over the last ten years.* While this is below the 15.22% average annual total return provided by the S&P 500 over the same period, it is also considerably superior to the 13.01% ten-year average annual total return provided by the Lipper average.

The Fund's net asset value increased from $14.00 per share to $14.54 at the end of the period, after making distributions during the six-month period of $0.46 from long-term capital gains, $0.41 from short-term capital gains, and $0.07 from ordinary income. The Fund's net assets also advanced from $221.4 million on May 31, 1996 to $268.5 million at the end of the period under review. The net assets of The Selected U.S. Equity Portfolio, in which the Fund invests, totaled approximately $804.5 million at November 30, 1996.

The report that follows includes a portfolio manager Q&A with William B. Petersen, a member of the portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 766-7722.

Sincerely yours,

/s/ Evelyn E. Guernsey
Evelyn E. Guernsey
J.P. Morgan Funds Services

*THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE PIERPONT EQUITY FUND PRIOR TO JULY 19, 1993.


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . .1

FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

PORTFOLIO MANAGER Q&A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . .7

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.







PERFORMANCE                     TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
                                ---------------------------------------------------------
                                THREE     SIX        ONE       THREE     FIVE      TEN
AS OF NOVEMBER 30, 1996         MONTHS    MONTHS     YEAR      YEARS     YEARS     YEARS
-------------------------------------------------    ------------------------------------
The JPM Institutional
 Selected U.S. Equity Fund*      15.12%    11.56%    25.49%    18.52%    17.12%    14.85%
S&P 500                          16.75%    14.38%    27.86%    20.96%    18.21%    15.22%
Lipper Equity Growth and
 Income Fund Average             13.53%    11.40%    23.79%    17.46%    16.21%    13.01%

AS OF SEPTEMBER 30, 1996
-------------------------------------------------    ------------------------------------
The JPM Institutional
 Selected U.S. Equity Fund*       2.53%     4.95%    17.31%    15.86%    14.64%    14.34%
S&P 500                           3.09%     7.72%    20.33%    17.42%    15.23%    14.99%
Lipper Equity Growth and
 Income Fund Average              2.90%     6.39%    17.24%    14.30%    13.69%    12.69%


*THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE PIERPONT EQUITY FUND PRIOR TO JULY 19, 1993. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH BENCHMARK RETURNS ARE GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE SELECTED U.S. EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A


[PHOTO]
Following is an interview with WILLIAM B. PETERSEN, who is a member of the portfolio management team for The Selected U.S. Equity Portfolio in which the Fund invests. Bill originally joined Morgan in 1972 as a research analyst and joined the firm's port-folio management team in 1977. This interview was conducted on January 9, 1997 and reflects Bill's views on that date.

THE SIX MONTHS ENDED NOVEMBER 30, 1996 SAW THE CONTINUATION OF A TWO-YEAR SURGE FOR THE S&P 500, WITH NOVEMBER PROVIDING THE LARGEST ONE-MONTH ADVANCE IN FIVE YEARS. IN YOUR VIEW, WHAT FACTORS HAVE BEEN RESPONSIBLE FOR THIS MOVE FORWARD?

WBP: I'd have to say that the recent market has been fueled as much by what
didn't happen as by what did.   First, fears of a possible slowdown in the
economy or a decline in earnings following the pause we had last summer didn't really materialize. Interest rates drifted down somewhat in the second half of the year, which is always good news for stocks. And then the catalyst for the big move in November was "business as usual" in Washington. No major changes emerged from the national elections, and people could immediately figure that the last two years with a Democratic president and a Republican-controlled Congress had been pretty good -- why shouldn't they continue to be good going forward?

TECHNOLOGY AND FINANCE STOCKS HAVE CONTINUED TO LEAD THE MARKET, DESPITE SOME VOLATILITY IN TECHNOLOGY AND A BACKUP IN INTEREST RATES THAT MIGHT HAVE BEEN EXPECTED TO COMPROMISE FINANCE. HOW DO YOU EXPLAIN THE CONTINUED STRENGTH OF THESE SECTORS AND DO YOU EXPECT IT TO CONTINUE GOING FORWARD?

WBP: We think that one good way to characterize the current market is to say "what has been working continues to work." Both technology and finance had been strong sectors and remained strong despite a number of short-term setbacks. Technology weakened considerably during the summer months on concerns of an economic slowdown. But when that slowdown didn't materialize, the sector zoomed again. The performance turned in by bank stocks was also pretty strong throughout most of the period, except at those times when day-to-day concerns related to interest rates became more pervasive in the market.

In the case of technology stocks, we believe it has become very easy for people to talk enthusiastically about the information revolution, without fully understanding its ramifications or product marketability. Although we would never question that these breakthroughs are very real, we are becoming a little bit concerned that the market's love affair with things high tech is perhaps being carried to an extreme over the short term.

I might also mention that the Portfolio's asset allocation earlier in the period under review was somewhat underweighted in the technology sector. We continue to always be on the lookout for opportunities in technology, but we think that it might be time for things to cool down just a bit in that sector.

Turning to finance, we think it is important to remember that stocks in this sector have enjoyed a five-year period during which no credit cycles were readily apparent. In fact, barring minor concerns on the consumer credit card side, people seem to have forgotten that banks can occasionally make bad loans. This kind of forgetfulness, paired with an industry that is clearly being better managed in terms of improving returns and returning value to the shareholders through share repurchases, has resulted in an uptick in the valuations of the industry, back to levels that we really haven't seen in quite some time.

The Portfolio continues to be fully represented in the finance sector, although we are now finding fewer opportunities in traditional banks themselves.We are increasingly attracted to financial companies with exposure to other parts of the financial industry, such as brokerage and credit cards.

COULD YOU NAME A FEW OF THE STOCKS THAT ALSO HELPED THE PORTFOLIO'S RELATIVE RETURNS FOR THE PERIOD?

WBP: One of the technology stocks that helped the Fund's relative performance during the period under review was EMC Corporation, which is followed by our analyst Le-Ellen Spelman. The Portfolio remained invested in EMC during the entire six months, and the stock was up over 45% during the period as the competitive situation in the mainframe disc drive business had stabilized. More importantly, the company is coming out with some exciting new products that are designed to address a potentially huge market on the Internet for storage. The stock continues to be a sizable holding within the Portfolio.

ALLIEDSIGNAL, INC., followed by analyst Ted Wheeler, is a diversified company with interests in aerospace, automotive, and engineered materials. The Portfolio has held this stock for several years now, and it continues to be one of its fairly large holdings. The company has convinced many analysts to believe earnings growth may be a little bit faster than was previously thought, but it is the type of stock that has generally been favored by this market. In theory at least, AlliedSignal has a lot of earnings visibility, a valuation that is not excessive, and a strong management team.

Another key contributor to the Fund's relative returns during this period was TELEDYNE, INC., which the Port-folio purchased as a way to get ALLEGHENY TELEDYNE, INC. Allegheny Ludlum Corp. has acquired Teledyne. We have known the management of Allegheny, which has been followed by analyst Susan Ulick, for a very long time, and we are fascinated by the opportunities that the merger of these two companies presents to a very sound management team at Allegheny.

WHICH OF THE PORTFOLIO'S UNDERVALUED SELECTIONS THAT HAVE LAGGED SHORT TERM CONTINUE TO BE HELD BECAUSE WE BELIEVE IN THEIR LONG-TERM CAPITAL APPRECIATION POTENTIAL?

WBP: The worst-performing stock in the Portfolio during the last six months was General Instrument Corp., which came out with an earnings disappointment yet again. We have now added to the position, and it is a fairly large holding in the Portfolio. We think that there is an exciting new product cycle coming with the digital set-top boxes and other products in that area. Just as importantly, in our view, General Instrument has only very recently announced that it is splitting into three companies. While this has not resulted in any immediate increase in valuation, we think it will provide greater clarity to the business that we think is really the most exciting, which is the new digital communications products division.

TELECOMMUNICATIONS, INC., the largest cable company in the country, is another stock that has been one of the Portfolio's poor performers. This is a position the Portfolio has held for some time. It's been disappointing as people have become concerned about competition from direct satellite and possibly from the phone companies.We believe both concerns are overblown, in part because of some of the technology coming out of General Instrument in the digital set-top box area. We have also been pleased to note that John Malone, who is the president of Telecommunications, Inc., is getting much more involved in the business's day-to-day operations and has actually embarked on a whirlwind series of restructuring moves, cost-cuttings, and spinning off of assets that were hidden on the balance sheet. The stock currently represents one of the larger holdings in the Portfolio. We think the pieces are now falling into place for Telecommunications, Inc.

THE FUND UNDERPERFORMED THE INDEX FOR THE PERIOD BUT WAS ABLE TO KEEP PACE WITH LIPPER COMPETITORS. WHY HAS IT BEEN SO DIFFICULT FOR ACTIVE MANAGERS TO OUTPERFORM THE INDEX DURING THE PAST FEW YEARS?

WBP: Six years into a bull market and economic recovery, investors are obviously getting increasingly nervous about how sustainable this will be. It is quite typical at this stage of a market cycle that investors tend to focus more on the larger, more stable names. This has been going on now for the better part of two years, and it's rare to find many companies with both very large market capitalizations and reasonably stable earnings outlooks that appear to be undervalued at this point. The Portfolio is now underweighted in these stocks, as most value managers would recommend at this point in the cycle.

Momentum investing has also become more fashionable this cycle than perhaps it was during previous cycles. As a consequence, the market just seems to increasingly wait for signs of improvement in an under-valued situation before climbing on board. Given this environment, companies that look cheap tend to stay cheap until the market perception begins to shift -- usually with signs of improving near-term earnings.

THE MARKETS RETURNED TO BROADER-BASED BUYING IN NOVEMBER, WHICH HAS GENERALLY PROVED A FAVORABLE ENVIRONMENT FOR INVESTING BY THE PORTFOLIO. GIVEN PROJECTIONS FOR A SLOWDOWN IN THE U.S. MARKET, DO YOU EXPECT THIS TYPE OF MARKET TO BE SUSTAINED IN 1997?

WBP: Our general expectation is that corporate profits are likely to slow to something like 5% this year, with margins high and sales growth still difficult to come by. Without a meaningful change in interest rates, it's difficult for us to envision the market having the same sort of returns, or even anything approaching them, than it has had during the last few years. And in a market that continues to have a generally favorable backdrop, without any major upward price momentum, a lot more people will need to be more and more willing to look beyond the stocks that have been working to find opportunities to make money.

When the market is up 25%, you don't have to care so much about looking for interesting pockets of ideas to make money (you just have to be there). But if the market is going to have more returns in a slowing profit environment, people are going to have to look beyond the big names. We think our broad look at the market will produce opportunities that people will care about in 1997 in the kind of environment I've described.

GIVEN THOSE CIRCUMSTANCES, WHERE WILL THE PORTFOLIO BE MOST LIKELY TO SEEK OUT VALUE IN THE MONTHS AHEAD?

WBP: We plan to keep the Portfolio relatively sector neutral, which we think is a good thing going forward, given continued anxiety about the magnitude of the strength in the economy. We'll just continue to do what we believe we do best -- that is to uncover stock opportunities within market sectors which appear to be undervalued based on our research.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Institutional Selected U.S. Equity Fund seeks to provide a high total return from a portfolio of selected equity securities. It is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index.


--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
7/19/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 11/30/96
$268,502,117

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE
12/27/96


EXPENSE RATIO
The Fund's current annualized expense ratio of 0.60% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1996

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


[CHART]             CONSUMER GOODS         22.7%
                    FINANCE                14.4%
                    INDUSTRIAL             14.1%
                    TECHNOLOGY             11.3%
                    HEALTH CARE             9.9%
                    ENERGY                  9.9%
                    UTILITIES               8.9%
                    BASIC INDUSTRIES        6.8%
                    TRANSPORTATION          1.5%
                    SHORT-TERM HOLDINGS     0.5%

LARGEST EQUITY HOLDINGS                                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

EXXON CORP.                                               2.9%
WMX TECHNOLOGIES, INC.                                    2.5%
WAL-MART STORES, INC.                                     2.5%
PHILIP MORRIS COMPANIES, INC.                             2.4%
PROCTER & GAMBLE CO.                                      2.4%

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume reinvestment of income, and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. Consistent with applicable regulatory guidance, performance for the Fund prior to July 19, 1993 reflects the performance of The Pierpont Equity Fund, the predecessor entity to the Portfolio, which had a substantially similar investment objective and restrictions as the Fund. Performance for the period prior to July 19, 1993 reflects deduction of the charges and expenses of The Pierpont Equity Fund, which were higher than the charges and expenses of the Fund. References to specific securities and their issuers are for illlustrative purposes only and should not be interpreted as recommendations to purchase or sell such securities. Opinions expressed herein on current market conditions and are subject to change without notice.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Selected U.S. Equity Portfolio
  ("Portfolio"), at value                          $268,535,414
Receivable for Shares of Beneficial Interest Sold         3,700
Receivable for Expense Reimbursements                    25,286
Deferred Organization Expenses                           16,318
Prepaid Trustees' Fees                                      818
Prepaid Expenses and Other Assets                        12,740
                                                   ------------
    Total Assets                                    268,594,276
                                                   ------------

LIABILITIES
Shareholder Servicing Fee Payable                        21,338
Administrative Services Fee Payable                       6,731
Administration Fee Payable                                1,760
Fund Services Fee Payable                                   351
Accrued Expenses                                         61,979
                                                   ------------
    Total Liabilities                                    92,159
                                                   ------------

NET ASSETS
Applicable to 18,461,796 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $268,502,117
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $14.54
                                                          -----
                                                          -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $207,779,980
Undistributed Net Investment Income                   2,787,858
Accumulated Net Realized Gain on Investment          10,014,803
Net Unrealized Appreciation of Investment            47,919,476
                                                   ------------
    Net Assets                                     $268,502,117
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $24,718)                                 $ 2,157,310
Allocated Interest Income                                         207,852
Allocated Portfolio Expenses                                     (565,936)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 1,799,226

FUND EXPENSES
Shareholder Servicing Fee                          $118,220
Administrative Services Fee                          34,869
Registration Fees                                    24,229
Printing Expenses                                    13,730
Transfer Agent Fees                                  10,731
Administration Fee                                    7,527
Professional Fees                                     5,175
Amortization of Organization Expenses                 4,928
Fund Services Fee                                     4,194
Trustees' Fees and Expenses                           1,812
Insurance Expense                                     1,137
Miscellaneous                                         2,545
                                                   --------
    Total Fund Expenses                             229,097
Less: Reimbursement of Expenses                     (85,634)
                                                   --------

NET FUND EXPENSES                                                 143,463
                                                              -----------
NET INVESTMENT INCOME                                           1,655,763

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                    11,562,681

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          15,918,803
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $29,137,247
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      1,655,763    $    4,306,489
Net Realized Gain on Investment Allocated from
  Portfolio                                              11,562,681        23,502,709
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    15,918,803        19,294,321
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         29,137,247        47,103,519
                                                   -----------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (1,233,924)       (3,072,975)
Net Realized Gain                                       (15,030,632)      (12,841,603)
                                                   -----------------   --------------
    Total Distributions to Shareholders                 (16,264,556)      (15,914,578)
                                                   -----------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         36,285,600        82,193,586
Reinvestment of Dividends and Distributions              14,145,171        13,794,782
Cost of Shares of Beneficial Interest Redeemed          (16,169,584)      (78,306,291)
                                                   -----------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                34,261,187        17,682,077
                                                   -----------------   --------------
    Total Increase in Net Assets                         47,133,878        48,871,018

NET ASSETS
Beginning of Period                                     221,368,239       172,497,221
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $2,787,858 and $2,366,019,
  respectively)                                    $    268,502,117    $  221,368,239
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                       FOR THE FISCAL YEAR    FOR THE PERIOD
                                                        FOR THE               ENDED           JULY 19, 1993
                                                   SIX MONTHS ENDED          MAY 31,         (COMMENCEMENT OF
                                                   NOVEMBER 30, 1996   -------------------    OPERATIONS) TO
                                                      (UNAUDITED)        1996       1995       MAY 31, 1994
                                                   -----------------   --------   --------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          14.00    $  12.10   $  10.92   $         10.00
                                                   -----------------   --------   --------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.07        0.27       0.18              0.08
Net Realized and Unrealized Gain on Investment                 1.41        2.66       1.42              0.88
                                                   -----------------   --------   --------   ----------------
Total from Investment Operations                               1.48        2.93       1.60              0.96
                                                   -----------------   --------   --------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.07)      (0.20)     (0.14)            (0.04)
Net Realized Gain                                             (0.87)      (0.83)     (0.28)               --
                                                   -----------------   --------   --------   ----------------
Total Distributions to Shareholders                           (0.94)      (1.03)     (0.42)            (0.04)
                                                   -----------------   --------   --------   ----------------

NET ASSET VALUE, END OF PERIOD                     $          14.54    $  14.00   $  12.10   $         10.92
                                                   -----------------   --------   --------   ----------------
                                                   -----------------   --------   --------   ----------------
Total Return                                                  11.56%+     25.43%     15.40%             9.61%+
                                                   -----------------   --------   --------   ----------------
                                                   -----------------   --------   --------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $        268,502    $221,368   $172,497   $        47,473
Ratios to Average Net Assets
  Expenses                                                     0.60%(a)     0.60%     0.60%             0.60%(a)
  Net Investment Income                                        1.40%(a)     2.08%     2.07%             1.74%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.07%(a)     0.02%     0.11%             0.43%(a)

------------------------
+ Not annualized.

(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Selected U.S. Equity Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 19, 1993.

The Fund invests all of its investable assets in The Selected U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (33% at November 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $49,795. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which the Trust, The JPM Pierpont Funds (formerly The Pierpont Funds) or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $4,553. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through November 30, 1996, the fee for these services amounted to $2,974.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    b)Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement with Morgan (the "Services Agreement") under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that the Fund's net assets bore to the average daily net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31, 1996, the fee for these services amounted to $8,777.

THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios' in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period August 1, 1996 through November 30, 1996 the fee for these services amounted to $26,092.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.60% of the average daily net assets of the Fund through September 30, 1997. For the six months ended November 30, 1996 Morgan agreed to reimburse the Fund $85,634 for expenses that exceeded this limit.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended November 30, 1996 the fee for these services amounted to $118,220.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. For the six months ended November 30, 1996, the Fund's allocated portion of Group's costs in performing its services amounted to $4,194.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services fee shown in the financial statements was $500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------
Shares of beneficial interest sold...............         2,714,364        6,495,699
Reinvestment of dividends and distributions......         1,112,042        1,106,422
Shares of beneficial interest redeemed...........        (1,173,311)      (6,044,021)
                                                   -----------------   --------------
Net increase.....................................         2,653,095        1,558,100
                                                   -----------------   --------------
                                                   -----------------   --------------

The Selected U.S. Equity Portfolio
Semi-Annual Report November 30, 1996
(unaudited)

(The following pages should be read in conjunction with The JPM Institutional Selected U.S. Equity Fund
Semi-Annual Financial Statements)

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCKS (98.9%)
BASIC INDUSTRIES (6.8%)
CHEMICALS (3.2%)
E.I. Du Pont De Nemours & Co.....................      114,300   $  10,772,775
Union Carbide Corp...............................      316,100      14,580,112
Wellman, Inc.....................................       32,300         520,837
                                                                 -------------
                                                                    25,873,724
                                                                 -------------

FOREST PRODUCTS & PAPER (0.7%)
Temple-Inland, Inc...............................      105,400       5,665,250
                                                                 -------------

METALS & MINING (2.9%)
Allegheny Teledyne, Inc..........................      487,955      11,405,948
Aluminum Company of America (ALCOA)..............      191,200      12,165,100
                                                                 -------------
                                                                    23,571,048
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                   55,110,022
                                                                 -------------
CONSUMER GOODS & SERVICES (22.7%)
AUTOMOTIVE (2.2%)
Cooper Tire & Rubber.............................       67,500       1,383,750
General Motors Corp..............................      281,600      16,227,200
                                                                 -------------
                                                                    17,610,950
                                                                 -------------

BROADCASTING & PUBLISHING (2.1%)
Tele-Communications TCI, Series A+...............    1,259,300      17,079,256
                                                                 -------------

ENTERTAINMENT, LEISURE & MEDIA (1.7%)
Time Warner Inc..................................      336,500      13,712,375
                                                                 -------------
FOOD, BEVERAGES & TOBACCO (7.6%)
CPC International, Inc...........................      101,500       8,449,875
Kellogg Co.......................................       56,700       3,848,512
PepsiCo., Inc....................................      359,900      10,752,012
Philip Morris Companies, Inc.....................      190,900      19,686,562
Ralston Purina Co................................       87,400       6,686,100
Unilever NV (ADR)................................       67,700      11,720,562
                                                                 -------------
                                                                    61,143,623
                                                                 -------------

HOUSEHOLD APPLIANCES FURNISHINGS (0.4%)
Furniture Brands International, Inc.+............      244,300       3,023,212
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
HOUSEHOLD PRODUCTS (2.9%)
Colgate-Palmolive Co.............................       41,500   $   3,843,937
Procter & Gamble Co..............................      177,430      19,295,512
                                                                 -------------
                                                                    23,139,449
                                                                 -------------

RETAIL (5.8%)
Circuit City Stores, Inc.........................      220,000       7,342,500
Federated Department Stores, Inc.+...............      219,600       7,493,850
General Nutrition Companies, Inc.+...............      294,900       5,105,456
Toys 'R' Us, Inc.+...............................      204,400       7,051,800
Wal-Mart Stores, Inc.............................      785,560      20,031,780
                                                                 -------------
                                                                    47,025,386
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                  182,734,251
                                                                 -------------
ENERGY (10.0%)
GAS EXPLORATION (1.0%)
Enron Corp.......................................      173,600       7,942,200
                                                                 -------------

OIL-PRODUCTION (8.9%)
Anadarko Petroleum Corp..........................      128,200       8,573,375
Ashland Inc......................................      176,700       8,481,600
Cooper Cameron Corp.+............................       65,812       4,327,139
Diamond Shamrock, Inc............................      250,800       8,151,000
Exxon Corp.......................................      245,200      23,202,050
MAPCO, Inc.......................................      117,900       3,979,125
Royal Dutch Petroleum Co. (ADR)..................       47,100       8,001,112
Texaco Inc.......................................       66,900       6,631,483
                                                                 -------------
                                                                    71,346,884
                                                                 -------------

OIL-SERVICES (0.1%)
Input/Output, Inc.+..............................       19,500         468,000
                                                                 -------------
  TOTAL ENERGY...................................                   79,757,084
                                                                 -------------
FINANCE (14.4%)
BANKING (7.7%)
Crestar Financial Corp...........................       25,000       1,740,625
First Chicago NBD Corp...........................      240,300      14,117,625
First Hawaiian, Inc..............................       35,300       1,145,044
Firstar Corp.....................................       74,750       3,989,781
Fleet Financial Group, Inc.......................      264,800      14,663,300
Great Western Financial Corp.....................      130,600       4,064,925
NationsBank Corp.................................      122,500      12,694,062
Standard Federal Bancorporation..................      166,000       9,358,250
                                                                 -------------
                                                                    61,773,612
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
FINANCIAL SERVICES (3.4%)
Dean Witter Discover & Co........................      208,900   $  14,283,537
First USA, Inc...................................      126,800       4,168,550
Mercury Finance Co...............................       78,500         912,563
Salomon, Inc.....................................      167,400       7,637,625
                                                                 -------------
                                                                    27,002,275
                                                                 -------------

INSURANCE (3.3%)
AMBAC, Inc.......................................      185,300      12,693,050
Providian Corp...................................      263,600      14,102,600
                                                                 -------------
                                                                    26,795,650
                                                                 -------------
  TOTAL FINANCE..................................                  115,571,537
                                                                 -------------
HEALTH CARE (9.9%)
HEALTH SERVICES (3.2%)
Columbia / HCA Healthcare Corp...................      199,500       7,980,000
Humana, Inc.+....................................      200,600       3,786,325
United Healthcare Corp...........................      314,800      13,575,750
                                                                 -------------
                                                                    25,342,075
                                                                 -------------
PHARMACEUTICALS (6.7%)
Alza Corp.+......................................      233,900       6,607,675
American Home Products Corp......................       73,000       4,690,250
Bausch & Lomb, Inc...............................      299,400      11,115,225
Bristol-Myers Squibb Co..........................       79,700       9,065,875
Forest Laboratories, Inc.+.......................      190,900       7,397,375
Gensia, Inc.+....................................        1,082           4,970
Warner-Lambert Co................................      209,000      14,943,500
                                                                 -------------
                                                                    53,824,870
                                                                 -------------
  TOTAL HEALTH CARE..............................                   79,166,945
                                                                 -------------
INDUSTRIAL PRODUCTS & SERVICES (13.6%)
BUILDING MATERIALS (1.1%)
Schuller Corp....................................      357,500       3,440,938
USG Corp.+.......................................      182,500       5,703,125
                                                                 -------------
                                                                     9,144,063
                                                                 -------------
COMMERCIAL SERVICES (1.9%)
First Data Corp..................................      180,800       7,209,400
Service Corp. International......................      257,000       7,742,125
                                                                 -------------
                                                                    14,951,525
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
DIVERSIFIED MANUFACTURING (4.2%)
AlliedSignal, Inc................................      161,000   $  11,793,250
Cooper Industries, Inc...........................      259,700      10,777,550
General Electric Co..............................      105,650      10,987,600
                                                                 -------------
                                                                    33,558,400
                                                                 -------------

ELECTRICAL EQUIPMENT (3.9%)
Anixter International, Inc.+.....................      511,500       8,567,625
General Instrument Corp.+........................      488,000      10,797,000
Grainger (W.W.), Inc.............................      131,100      10,422,450
MagneTek, Inc.+..................................      152,800       1,910,000
                                                                 -------------
                                                                    31,697,075
                                                                 -------------

POLLUTION CONTROL (2.5%)
WMX Technologies, Inc............................      561,500      20,214,000
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                  109,565,063
                                                                 -------------
TECHNOLOGY (11.2%)
AEROSPACE (2.5%)
Boeing Co........................................      131,500      13,067,813
Coltec Industries, Inc.+.........................      390,425       7,222,863
                                                                 -------------
                                                                    20,290,676
                                                                 -------------

COMPUTER PERIPHERALS (1.3%)
Quantum Corp.+...................................      318,600       8,562,375
Read-Rite Corp.+.................................       99,000       2,196,563
                                                                 -------------
                                                                    10,758,938
                                                                 -------------

COMPUTER SOFTWARE (1.2%)
Autodesk, Inc....................................      140,600       3,919,225
Cisco Systems, Inc.+.............................       89,300       6,066,819
                                                                 -------------
                                                                     9,986,044
                                                                 -------------

COMPUTER SYSTEMS (3.3%)
EMC Corp.+.......................................      449,520      14,497,020
International Business Machines Corp.............       75,300      12,000,938
                                                                 -------------
                                                                    26,497,958
                                                                 -------------

ELECTRONICS (1.4%)
Bay Networks, Inc.+..............................      131,900       3,528,325
Perkin-Elmer Corp................................       58,100       3,580,413
Sensormatic Electronics Corp.....................      200,900       4,018,000
                                                                 -------------
                                                                    11,126,738
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
SEMICONDUCTORS (1.2%)
Advanced Micro Devices, Inc.+....................      212,200   $   5,145,850
Intel Corp.......................................       34,600       4,387,713
                                                                 -------------
                                                                     9,533,563
                                                                 -------------

TELECOMMUNICATIONS (0.3%)
Paging Network, Inc.+............................      145,700       2,385,838
                                                                 -------------
  TOTAL TECHNOLOGY...............................                   90,579,755
                                                                 -------------
TRANSPORTATION (1.5%)
RAILROADS (1.0%)
Union Pacific Corp...............................      134,800       7,852,100
                                                                 -------------

TRUCK & FREIGHT CARRIERS (0.5%)
Consolidated Freightways, Inc....................      174,700       4,214,638
                                                                 -------------
  TOTAL TRANSPORTATION...........................                   12,066,738
                                                                 -------------
UTILITIES (8.8%)
ELECTRIC (2.9%)
Dominion Resources, Inc..........................       97,200       3,705,750
Duke Power Co....................................      146,700       6,803,213
Northern States Power Co.........................       74,500       3,510,813
P P & L Resources, Inc...........................       97,400       2,228,025
Pacific Gas & Electric Co........................      185,600       4,477,600
Pinnacle West Capital Corp.......................       96,300       2,997,338
                                                                 -------------
                                                                    23,722,739
                                                                 -------------

TELEPHONE (5.9%)
AT & T Corp......................................      201,900       7,924,575
Bell Atlantic Corp...............................      118,700       7,463,263
GTE Corp.........................................      150,200       6,740,225
MCI Communications Corp..........................      450,300      13,762,294
US West Communications Group.....................      254,600       7,956,250
WorldCom, Inc.+..................................      155,700       3,610,294
                                                                 -------------
                                                                    47,456,901
                                                                 -------------
  TOTAL UTILITIES................................                   71,179,640
                                                                 -------------
  TOTAL COMMON STOCKS (COST $645,437,484)........                  795,731,035
                                                                 -------------

CONVERTIBLE PREFERRED STOCKS (0.5%)
HEALTH CARE (0.0%)*
PHARMACEUTICALS (0.0%)*
Gensia, Inc., $3.75 (144A).......................       20,000         320,000
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INDUSTRIAL PRODUCTS & SERVICES (0.5%)
BUILDING MATERIALS (0.5%)
Owens Corning LLC, 6.5% (144A)...................       62,500   $   3,562,500
                                                                 -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST
   $4,220,219)...................................                    3,882,500
                                                                 -------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
SHORT-TERM INVESTMENTS (0.5%)
REPURCHASE AGREEMENT (0.5%)
Goldman Sachs Repurchase Agreements, dated
  11/27/96 through 11/29/96, due 12/02/96,
  proceeds $4,374,367 (collateralized by U.S.
  Treasury Note, 7.25%, due 08/15/04, valued at
  $4,460,282)
  (cost $4,372,000)..............................    4,372,000       4,372,000
                                                                 -------------
TOTAL INVESTMENTS (COST $654,029,703) (99.9%).................
                                                                   803,985,535
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)..................
                                                                       558,069
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 804,543,604
                                                                 -------------
                                                                 -------------

------------------------------

Note: The cost of securities for Federal Income Tax purposes at November 30,
1996, was $654,715,836, the aggregate gross unrealized appreciation and depreciation was $157,950,775 and $8,681,076, respectively, resulting in net unrealized appreciation of $149,269,699.
+ Non-income producing security.
(ADR) -- Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holdings stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.
144A -- Securities restricted for resale to Qualified Institutional Buyers.
* -- Less than 0.1%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $654,029,703 )          $803,985,535
Cash                                                        540
Receivable for Investments Sold                      13,537,749
Dividends Receivable                                  1,611,333
Prepaid Trustees' Fees                                    1,818
Interest Receivable                                       1,689
Prepaid Expenses and Other Assets                         9,202
                                                   ------------
    Total Assets                                    819,147,866
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    14,239,205
Advisory Fee Payable                                    255,266
Custody Fee Payable                                      62,532
Administrative Services Fee Payable                      20,130
Administration Fee Payable                                3,553
Fund Services Fee Payable                                 1,044
Accrued Expenses                                         22,532
                                                   ------------
    Total Liabilities                                14,604,262
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $804,543,604
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $75,783 )                                                  $ 6,584,094
Interest Income                                                     643,007
                                                                -----------
    Investment Income                                             7,227,101

EXPENSES
Advisory Fee                                       $1,455,233
Administrative Services Fee                           107,393
Custodian Fees and Expenses                           105,282
Professional Fees and Expenses                         29,260
Administration Fee                                     21,230
Fund Services Fee                                      12,937
Trustees' Fees and Expenses                             7,500
Registration Fees                                         303
Miscellaneous                                             922
                                                   ----------
    Total Expenses                                                1,740,060
                                                                -----------
NET INVESTMENT INCOME                                             5,487,041

NET REALIZED GAIN ON INVESTMENTS                                 38,385,276

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    41,651,186
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $85,523,503
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1996     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1996
                                                   -----------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $      5,487,041    $   15,066,796
Net Realized Gain on Investments                         38,385,276        78,377,073
Net Change in Unrealized Appreciation of
  Investments                                            41,651,186        63,227,280
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         85,523,503       156,671,149
                                                   -----------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            97,890,419       222,740,564
Withdrawals                                             (98,082,367)     (262,953,448)
                                                   -----------------   --------------
    Net Decrease from Investors' Transactions              (191,948)      (40,212,884)
                                                   -----------------   --------------
    Total Increase in Net Assets                         85,331,555       116,458,265

NET ASSETS
Beginning of Period                                     719,212,049       602,753,784
                                                   -----------------   --------------
End of Period                                      $    804,543,604    $  719,212,049
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE FISCAL     FOR THE PERIOD
                                                         FOR THE          YEAR ENDED MAY     JULY 19, 1993
                                                     SIX MONTHS ENDED           31,         (COMMENCEMENT OF
                                                    NOVEMBER 30, 1996     ---------------    OPERATIONS) TO
                                                       (UNAUDITED)         1996     1995      MAY 31, 1994
                                                   --------------------   ------   ------   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.48%(a)   0.46%   0.51%             0.53%(a)
  Net Investment Income                                           1.50%(a)   2.20%   2.12%             1.79%(a)
Portfolio Turnover                                               46.49%    84.55%   71.00%            76.00%+
Average Broker Commissions                         $              0.05        --       --                --

------------------------
(a) Annualized.

+Portfolio Turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Selected U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the Portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

    b)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no futures transactions during the six months ended November 30, 1996.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended November 30, 1996 this fee amounted to $1,455,233.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Effective December 29, 1995, the Administration Agreement provided for a fee to be paid to Signature such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds (formerly The Pierpont Funds), The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from June 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $14,675. The Administrative Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through November 30, 1996, the fee for these services amounted to $6,555.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996 this charge was calculated daily based on the aggregate net assets of the Master Portfolios, in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from June 1, 1996 through July 31,1996, the fee for these services amounted to $28,287.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above (see Note 2b). For the period from August 1, 1996 through November 30, 1996, the fee for these services amounted to $79,106.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $12,937 for the six months ended November 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, and the Master Portfolios. The Trustees' Fees and Expenses

THE SELECTED U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1996
--------------------------------------------------------------------------------
      shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1996 were as follows:

    COST OF         PROCEEDS
   PURCHASES       FROM SALES
---------------  ---------------
$   355,736,279  $   330,016,086

JPM INSTITUTIONAL MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND




FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.




THE
JPM INSTITUTIONAL
SELECTED U.S.
EQUITY FUND




SEMI-ANNUAL REPORT
NOVEMBER 30, 1996